Schedule of Promissory Notes (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Promissory notes issued on December 28, 2021		$ 500,000
Less unamortized discount on notes payable		(408,979)
Total		91,021
Promissory Note One [Member]
Debt Instrument [Line Items]
Promissory notes issued on December 28, 2021		500,000
Promissory Note Two [Member]
Debt Instrument [Line Items]
Promissory notes issued on December 28, 2021
Promissory Note Three [Member]
Debt Instrument [Line Items]
Promissory notes issued on December 28, 2021
Promissory Note Four [Member]
Debt Instrument [Line Items]
Promissory notes issued on December 28, 2021